Organization - Schedule of Operations of VIEs (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Revenues	¥ 1,600,712,429	$ 251,186,710	¥ 3,549,458,230	¥ 8,049,577,016
Net income	¥ 868,473,261	$ 136,282,407	¥ 562,471,865	¥ 3,440,929,911